4. SIGNIFICANT ACCOUNTING POLICIES: d) Property, plant and equipment (Policies)	12 Months Ended
Dec. 31, 2020
Policies
d) Property, plant and equipment

d)Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depreciation and accumulated impairment losses, if any.  Depreciation, based on the estimated useful lives of the assets, is provided using the following methods:

Building and improvements	10 - 20 years	Straight-line
Machinery and equipment	4 - 20 years	Straight-line
Right of use assets	lesser of lease term or 2 years	Straight-line

Property, plant and equipment acquired during the period but not placed into use are not depreciated until they are placed into use.

Gains and losses on disposal of property, plant and equipment items are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized in the consolidated statement of loss and comprehensive loss. The costs of the day-to-day servicing of property, plant and equipment are recognized in consolidated statements of loss as incurred.